SHARE OPTIONS AND SHARE WARRANTS (Schedule of Grants of Share Options and Warrants) (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Outstanding Beginning Balance | shares	10,727,376	8,158,452	9,291,652
Granted | shares	5,630,000	2,160,000	976,000
Exercised | shares		(322,272)	(1,602,000)
Forfeited | shares	(4,732,807)	(165,997)	(507,200)
Outstanding at end of year | shares	10,727,376	10,727,376	8,158,452
Exercisable at end of year | shares	3,268,707	3,268,707	4,679,323
Weighted Average exercise price
Outstanding Beginning Balance	$ 3.19	$ 3.36	$ 3.2
Granted	1.31	2.39	3.2
Exercised		2.09	1.95
Forfeited	3.86	3.39	3.96
Outstanding at end of year	1.92	3.19	3.36
Exercisable at end of year	2.57	3.31	3.03
Class A Ordinary shares [Member] | Bottom of range [Member]
Weighted Average exercise price
Outstanding Beginning Balance	0.66	0.66	0.66
Granted	1.24	1.67	2.71
Exercised		0.66	1.07
Forfeited	0.75	2.52	2.5
Outstanding at end of year	1.24	0.66	0.66
Exercisable at end of year	1.66	0.75	0.66
Class A Ordinary shares [Member] | Top of range [Member]
Weighted Average exercise price
Outstanding Beginning Balance	4.47	4.47	4.79
Granted	1.44	2.8	4.47
Exercised		2.65	4.21
Forfeited	4.47	3.61	4.79
Outstanding at end of year	4.36	4.47	4.47
Exercisable at end of year	$ 4.36	$ 4.23	$ 4.23
American depositary share [Member]
Disclosure of classes of share capital [line items]
Outstanding Beginning Balance | shares	2,681,844	2,039,613	2,322,913
Granted | shares	1,407,500	540,000	244,000
Exercised | shares		(80,568)	(400,500)
Forfeited | shares	(1,183,202)	(41,499)	(126,800)
Outstanding at end of year | shares	2,681,844	2,681,844	2,039,613
Exercisable at end of year | shares	817,179	817,177	1,169,831
Weighted Average exercise price
Outstanding Beginning Balance	$ 12.74	$ 13.44	$ 12.8
Granted	5.25	9.57	12.8
Exercised		8.35	7.8
Forfeited	10.26	13.58	15.84
Outstanding at end of year	7.69	12.74	13.44
Exercisable at end of year	10.29	13.24	12.12
American depositary share [Member] | Bottom of range [Member]
Weighted Average exercise price
Outstanding Beginning Balance	2.64	2.63	2.63
Granted	4.95	6.69	10.84
Exercised		2.64	4.28
Forfeited	3	10.08	10
Outstanding at end of year	4.96	2.64	2.63
Exercisable at end of year	6.64	3	2.63
American depositary share [Member] | Top of range [Member]
Weighted Average exercise price
Outstanding Beginning Balance	17.88	17.88	19.15
Granted	5.75	11.2	17.88
Exercised		10.61	16.84
Forfeited	17.88	14.44	19.16
Outstanding at end of year	17.44	17.88	17.88
Exercisable at end of year	$ 17.45	$ 16.92	$ 16.92